RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Indemnification Agreements

Tax Indemnity Agreement

We have entered into a tax indemnity agreement with private placement warrantholders, one of which, is 10X Capital SPAC Sponsor I LLC, or the Sponsor. Mr. Hans Thomas is the founding partner and a director of the Sponsor. On October 19, 2022 the Audit Committee had decided to classify the Tax Indemnity Agreement as an “extraordinary transaction”, considering that such transaction in not executed in the ordinary course of business; Pursuant to section 270(1) and section 272(a) of the Companies Law, on October 19, 2022 the Audit Committee and the Board have determined that it is advisable and in the best interest of the Company to indemnify the private placement warrantholders in the event the ITA determines that a private placement warrantholder is subject to withholding tax or if a private placement warrantholder fails to obtain an ITA Exemption, which indemnity is to take the form of a Tax Indemnity Agreement.

Agreements with Directors and Officers

The Company has entered into the following agreements, which were approved by REE’s board of directors in accordance with Israeli law, and also by REE’s shareholders to the extent required by Israeli law.

Joint Ownership Agreement for Company Vehicle. During 2021, REE entered into an agreement with co-founder, director, and CEO Daniel Barel, relating to joint ownership of a company car. REE undertook to provide Daniel Barel with a company car, the value of which is an amount of up to NIS 300,000 to be borne by REE. The excess cost of the car purchased for such purpose has been, and the ongoing fixed cost of the car will continue to be, borne by Daniel Barel. Such car is registered under REE’s name, but Daniel Barel is entitled to an ownership portion of such car, corresponding to the excess acquisition cost thereof borne by him. The full value of the vehicle is recorded in our balance sheet as of December 31, 2022.

Employment of Daniel Barel’s Father-in-Law. During 2021, REE hired co-founder, director, and CEO Daniel Barel’s father-in-law as an employee in the selling, general, and administrative department.
SpecterX Transaction. On October 29, 2021, REE entered into a license agreement with SpecterX for secure file exchange services. The co-founder and CEO of SpecterX is the brother of co-founder, director, and CEO Daniel Barel. Daniel Barel is also the Chairman of the Board and an investor of SpecterX. Former REE director Hans Thomas is also an investor of SpecterX. Prior to entering into the agreement with SpecterX, REE conducted an extensive analysis of the available solutions, and determined that SpecterX best met REE’s needs.
Carpentry Services from Nissin Sardes Welding Workshop. During the year ended December 31, 2020, REE engaged Nissin Sardes Welding Workshop to provide carpentry and welding services. Nissin Sardes Welding Workshop is owned and operated by co-founder and Chief Technology Officer Ahishay Sardes’ father and brother.

Transactions with the related parties were as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Research and development, net	$—	$—	$26
Selling, general and administrative expenses, net	$43	$31	$—

Balances with the related parties were as follows:

	December 31, 2022	December 31, 2021
Trade payables	$—	$37
Employees and payroll accruals	$64	$49